Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2024
Document Effective Date	Feb. 01, 2024
Prospectus Date	Mar. 01, 2023
Innovator U.S. Equity Buffer ETF - February | Innovator U.S. Equity Buffer ETF - February
Prospectus:
Trading Symbol	BFEB